UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                       811-10201

The Appleton Funds

(Exact name of registrant as specified in charter)

45 Milk Street, Boston, Massachusetts 02109

(Address of principal executive offices)                        (Zip code)

James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 878-4000

Date of fiscal year end:           12/31

Date of reporting period:         9/30/10

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

APPLETON EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS -97.0%
	CONSUMER, CYCLICAL - 12.1%
2,000	Amazon.com, Inc.*	$314,120
5,250	Dollar Tree, Inc.*	255,990
3,175	McDonald's Corp.	236,569
950	priceline.com, Inc.*	330,923
5,150	TJX Cos., Inc.	229,845
		1,367,447
	CONSUMER, NON-CYCLICAL - 7.4%
2,800	Church & Dwight Co., Inc.	181,832
2,850	Colgate-Palmolive Co.	219,051
7,000	Green Mountain Coffee Roasters, Inc.*	218,330
3,285	PepsiCo, Inc.	218,255
		837,468
	ENERGY - 7.3%
2,250	Apache Corp.	219,960
3,450	Exxon Mobil Corp.	213,176
3,500	Schlumberger Ltd.	215,635
2,750	Transocean Ltd.*	176,797
		825,568
	FINANCIALS - 9.7%
4,000	Aflac, Inc.	206,840
4,400	Bank of Nova Scotia	234,520
5,500	T. Rowe Price Group, Inc.	275,358
1,200	The Goldman Sachs Group, Inc.	173,496
8,200	Wells Fargo & Co.	206,066
		1,096,280
	HEALTHCARE - 9.1%
3,275	Cerner Corp.*	275,067
6,100	Express Scripts, Inc.*	297,070
4,000	Teva Pharmaceutical Industries, Ltd.- ADR	211,000
4,200	Varian Medical Systems, Inc.*	254,100
		1,037,237
	INDUSTRIALS - 14.2%
3,250	3M Co.	281,807
4,875	Caterpillar, Inc.	383,565
4,500	CSX Corp.	248,940
10,100	Insituform Technologies, Inc. - Class A*	244,218
3,250	Roper Industries, Inc.	211,835
2,000	W.W. Grainger, Inc.	238,220
		1,608,585
	MATERIALS - 14.6%
3,400	Agrium, Inc.	254,966
3,000	BHP Billiton, Ltd.- ADR	228,960
3,100	Ecolab, Inc.	157,294
4,500	E.I. du Pont de Nemours & Co.	200,790
2,725	Newmont Mining Corp.	171,157
2,325	Praxair, Inc.	209,855
5,325	Sociedad Quimica y Minera de Chile S.A.- ADR	256,878

See accompanying notes to portfolio of investments.

APPLETON EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS, Continued September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS -97.0% (Continued)
	MATERIALS - 14.6% (Continued)
3,325	The Scotts Miracle-Gro Co. - Class A	$172,002
		1,651,902
	TECHNOLOGY - 20.5%
5,900	Akamai Technologies, Inc.*	296,062
4,950	Amphenol Corp. - Class A	242,451
1,375	Apple, Inc.*	390,156
5,050	Dolby Laboratories, Inc. - Class A*	286,891
10,000	EMC Corp.*	203,100
1,600	International Business Machines Corp.	214,624
6,000	Microsoft Corp.	146,940
11,100	Oracle Corp.	298,035
3,250	Visa, Inc. - Class A	241,345
		2,319,604
	TELECOMMUNICATION SERVICES - 2.1%
4,750	American Tower Corp. - Class A*	243,485

	TOTAL COMMON STOCKS	$10,987,576

	Money Market Mutual Fund - 8.0%
903,817	Fidelity Money Market Fund	903,817

	TOTAL INVESTMENT SECURITIES - 105.0% (Cost $9,989,326)	$11,891,393

	LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%	(570,118)

	NET ASSETS— 100.0%	$11,321,275

* Non-income producing security ADR—American Depositary Receipt

See accompanying notes to portfolio of investments.

APPLETON EQUITY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS September 30, 2010 (Unaudited)

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000. The Fund seeks long-term growth of capital by investing primarily in common stocks.

Securities valuation – The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Total Investments in Securities #	$10,987,576	$903,817	$–	$11,891,393

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Portfolio of Investments (“POI”). Level 2 consists of a Money Market Mutual Fund. Please refer to the POI for industry specifics of the portfolio holdings.

Security transactions – Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Tax Information – As of September 30, 2010, the Fund’s Federal tax cost of investment securities was $9,989,326 resulting in net unrealized appreciation of $1,902,067 derived from $2,158,643 of gross unrealized appreciation less $256,576 gross unrealized depreciation.

Subsequent Events – The Fund evaluated subsequent events from September 30, 2010, the date of this report, through November 2, 2010, the date this report was issued and available. There were no subsequent events to report that would have a material impact on the Fund’s Portfolio of Investments.

Item 2. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds

By: (Signature and Title)

/s/ James I. Ladge
James I. Ladge
President and Treasurer

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ James I. Ladge
James I. Ladge
President and Treasurer

Date: November 22, 2010

By: (Signature and Title)

/s/ James I. Ladge
James I. Ladge
President and Treasurer

Date: November 22, 2010